Other expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Auditor's remuneration [abstract]
Audit fee	$ 6.1	$ 6.5	$ 6.1
Audit related fee	0.9	1.0	1.7
Tax fee	0.0	0.1	0.0
Other service fee	0.0	0.0	0.0
Total	7.0	7.5	7.9
Disclosure of operating segments [line items]
Research and development expenditures	307.0	298.0	344.0
Statoil operated licences [Member]
Disclosure of operating segments [line items]
The audit fees and audit related fees	$ 0.8	$ 0.8	$ 0.9